Consolidated Balance Sheets (Parenthetical) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Allowance for doubtful accounts receivable	R$ 1,084,895	R$ 1,342,211
Preferred shares, par value	R$ 0	R$ 0
Preferred shares, authorized	157,727,000	157,727,000
Preferred shares, issued	155,915,000	155,915,000
Preferred shares, outstanding	155,915,000	155,915,000
Common shares, par value	R$ 0	R$ 0
Common shares, authorized	668,034,000	668,034,000
Common shares, issued	519,752,000	519,752,000
Common shares, outstanding	519,752,000	519,752,000